Business Acquisition and Deconsolidation of Newave (Tables)	12 Months Ended
May 31, 2013
Purchase Price Allocation

The purchase price was allocated as at the date of acquisition as follows:

	US$	Amortization period

Cash	72
Other current assets	448
Property and equipment	525
Intangible assets
Trademark	1,430	Indefinite
Courseware	9	1 year
Student base	2,897	5 years
License	7	3 years
Goodwill	5,537
Deferred revenue	(2,595)
Other current liabilities	(1,209)
Deferred tax liabilities	(1,086)

Total	6,035

China Management Software Institute [Member]
Purchase Price Allocation

The purchase price was allocated as at the date of acquisition as follows:

	US$	Amortization period

Cash	68
Other current assets	14
Buildings	16,095	23.3-45.3 years
Property, plant and equipment	103	1-5 years
Land use right	1,008	38.5 years
Intangible assets
Student base	110	1.75 years
Goodwill	1,829
Other current liabilities	(45)
Deferred tax liabilities	(1,727)

Total	17,455